Trade and other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	£ 2,839	£ 1,214
Other payables	12	74
Accruals	4,882	5,866
Total trade and other payables	£ 7,733	£ 7,154